Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 1,870	$ 13,397	$ 13,507	$ 14,571
Research & development	(15,488)	(16,222)	(33,975)	(31,590)
Manufacturing commercialization	(5,401)	(801)	(9,717)	(1,678)
Management and administration	(5,126)	(5,643)	(10,742)	(10,655)
Fair value remeasurement of contingent consideration	(11)	(793)	(634)	8,702
Other operating income and expenses	(827)	423	(978)	1,091
Finance costs	(2,486)		(5,139)
Loss before income tax	(27,469)	(9,639)	(47,678)	(19,559)
Income tax benefit	2,865	23,342	3,575	26,240
(Loss)/profit attributable to the owners of Mesoblast Limited	$ (24,604)	$ 13,703	$ (44,103)	$ 6,681
(Losses)/earnings per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - (losses)/earnings per share	$ (0.0500)	$ 0.0291	$ (0.0908)	$ 0.0146
Diluted - (losses)/earnings per share	$ (0.0500)	$ 0.0291	$ (0.0908)	$ 0.0146